Stock Options - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term maximum period	10 years
Option term minimum period	3 years
Shares, Outstanding at end of year		10,000	29,500
Corporation's Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance	225,000